Document And Entity Information	May 01, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2023
Entity Registrant Name	Everest Re Group, Ltd.
Entity Incorporation State Country Code	D0
Entity File Number	1-15731
Entity Tax Identification Number	98-0365432
Entity Address Address Line 1	Seon Place – 4th Floor
Entity Address Address Line 2	141 Front Street
Entity Address Address Line 3	PO Box HM 845
Entity Address City Or Town	Hamilton
Entity Address Postal Zip Code	HM 19
Entity Address Country	BM
City Area Code	441
Local Phone Number	295-0006
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, $0.01 par value
Trading Symbol	RE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001095073